Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 25, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment	0.175%
Outstanding amount under revolving credit agreement	$ 303,199		$ 230,044
Minimum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.125%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage on unused portion of the commitment		0.35%
Before Extension
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		500,000
Revolving credit agreement maturity date		Jul. 01, 2018
After Extension
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		600,000
Revolving credit agreement maturity date		Jul. 01, 2019
London Interbank Offer Rate
Debt Instrument [Line Items]
Basis spread	1.25%
London Interbank Offer Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.875%
London Interbank Offer Rate | Maximum
Debt Instrument [Line Items]
Basis spread		2.50%
Prime Rate
Debt Instrument [Line Items]
Basis spread	0.25%
Prime Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Prime Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.50%
Swingline Subfacility | Before Extension
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		65,000
Swingline Subfacility | After Extension
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		90,000
Letter of Credit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		50,000
Multicurrency borrowing sublimit
Debt Instrument [Line Items]
Revolving credit agreement maximum borrowing capacity		75,000